SCHEDULE OF FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments at fair value	$ 4	$ 31
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments at fair value
Financial assets - Listed securities outside Hong Kong		31
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments at fair value
Financial assets - Listed securities outside Hong Kong
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments at fair value		94		1,312
Financial assets - Listed securities outside Hong Kong
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments at fair value	12	94	$ 168	$ 1,312
Financial assets - Listed securities outside Hong Kong	$ 4	$ 31